PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2015	2014
Cost:

Computers and peripheral equipment	$209	$194
Office furniture and equipment	62	62
Production lines	903	813
Leasehold improvement	7	6

	1,181	1,075
Accumulated depreciation:

Computers and peripheral equipment	140	88
Office furniture and equipment	12	7
Production lines	276	-
Leasehold improvement	4	2

	432	97

Property and equipment, net	$749	$978

Depreciation expenses for the year ended December 31, 2015 and 2014 amounted to $335 and $549, respectively.